Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 4,041	$ 5,788
Deferred tax liabilities	3,472	3,765
Charged/(credited) to the income statement	1,445	(188)	$ (3,508)
Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(2,756)	(3,454)
Deferred tax liabilities	1,356	1,411
Charged/(credited) to the income statement	(752)	391	(2,282)
Exploration expenditure [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	492	543
Deferred tax liabilities
Charged/(credited) to the income statement	51	(22)	(3)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	321	379
Deferred tax liabilities	(2)	3
Charged/(credited) to the income statement	31	(37)	56
Closure and rehabilitation provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,627	1,809
Deferred tax liabilities	(194)	(230)
Charged/(credited) to the income statement	218	(151)	36
Resource rent tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	468	559
Deferred tax liabilities	1,328	1,614
Charged/(credited) to the income statement	(194)	(189)	(8)
Other provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	141	131
Deferred tax liabilities	(2)	(1)
Charged/(credited) to the income statement	(11)	14	8
Deferred income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	21	(2)
Deferred tax liabilities		(10)
Charged/(credited) to the income statement	(13)	3	(49)
Deferred charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(374)	(443)
Deferred tax liabilities	272	322
Charged/(credited) to the income statement	(119)	(77)	62
Investments, including foreign tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	546	1,145
Deferred tax liabilities	691	648
Charged/(credited) to the income statement	615	(17)	(284)
Foreign exchange gains and losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(120)	(87)
Deferred tax liabilities	16	69
Charged/(credited) to the income statement	(20)	(77)	(310)
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,758	5,352
Deferred tax liabilities
Charged/(credited) to the income statement	1,595	(381)	(809)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(83)	(144)
Deferred tax liabilities	7	(61)
Charged/(credited) to the income statement	$ 44	$ 355	$ 75